Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year (a)	Summary Compensation Table Total for PEO(1) (b)	Compensation Actually Paid to PEO(2) (c)	Average Summary Compensation Table Total for Non-PEO Named Executives(3) (d)	Average Compensation Actually Paid to Non-PEO Named Executives(2) (e)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return(4) (f)	Net Income (g)
2025	$1,655,089	$1,585,481	$1,095,653	$1,039,072	$59.39	$6,308,380
2024	$1,722,327	$880,991	$286,119	$295,339	$62.73	$(39,570,938)
2023	$1,718,336	$1,892,908	—	—	$127.88	$15,899,153

Named Executive Officers, Footnote	For each year shown, the PEO was John L. Villano. The values reflected in this column represent the “Total” compensation set forth in the Summary Compensation Table (“SCT”) on page 16 above. The dollar amounts reported in column (d) represent the average of the amounts reported for the Non-PEO Named Executives as a group in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the Non-PEO Named Executives in each applicable year are as follows: (i) for 2025, Jeffery C. Walraven, our Executive Vice President and Chief Financial Officer; (ii) for 2024, Nicholas M. Marcello, our former Chief Financial Officer; and (iii) for 2023, we did not have any Non-PEO Named Executives, respectively.
PEO Total Compensation Amount	$ 1,655,089	$ 1,722,327	$ 1,718,336
PEO Actually Paid Compensation Amount	$ 1,585,481	880,991	1,892,908
Adjustment To PEO Compensation, Footnote

Adjustments to Determine CAP to the PEO	2025	2024	2023
Total Compensation in the Summary Compensation Table	$1,655,089	$1,722,327	$1,718,336
Deduction for Amounts Reported under the “Stock Awards” Column in the Summary Compensation Table	$(125,000)	$(506,712)	$(506,544)
Deduction for Amounts Reported under “Option Awards” Column in the Summary Compensation Table	—	—	—
Add the fair value as of the end of the covered fiscal year of all awards granted during the covered fiscal year that are outstanding and unvested as of the end of the covered fiscal year	$117,118	$151,007	$489,529
Add the amount equal to the change as of the end of the covered fiscal year (from the end of the prior fiscal year) in fair value (whether positive or negative) of any awards granted in any prior fiscal year that are outstanding and unvested as of the end of the covered fiscal year	$(36,642)	$(286,963)	$42,061
Add for awards that are granted and vest in the same year, the fair value as of the vesting date	—	—	—
Add the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value (whether positive or negative) of any awards granted in any prior fiscal year for which all applicable vesting conditions were satisfied at the end of or during the covered fiscal year	$(25,084)	$(254,330)	$40,814
Deduction for any awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered fiscal year, the amount equal to the fair value at the end of the prior fiscal year	—	—	—
Add the dollar value of any dividends or other earnings paid on stock or option awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year	$—	$55,662	$108,712
Total Adjustments	$(69,608)	$(841,336)	$174,572
CAP to the PEO	$1,585,481	$880,991	$1,892,908

Non-PEO NEO Average Total Compensation Amount	$ 1,095,653	286,119	0
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,039,072	295,339	0
Adjustment to Non-PEO NEO Compensation Footnote

Adjustments to Determine CAP to the other Non-PEO Named Executives	2025	2024	2023
Total Average Compensation in the Summary Compensation Table	$1,095,653	$286,119	$—
Deduction for Amounts Reported under the “Stock Awards” Column in the Summary Compensation Table	$(323,800)	$—	$—
Deduction for Amounts Reported under “Option Awards” Column in the Summary Compensation Table	$—	$—	$—
Add the fair value as of the end of the covered fiscal year of all awards granted during the covered fiscal year that are outstanding and unvested as of the end of the covered fiscal year	$261,269	$—	$—
Add the amount equal to the change as of the end of the covered fiscal year (from the end of the prior fiscal year) in fair value (whether positive or negative) of any awards granted in any prior fiscal year that are outstanding and unvested as of the end of the covered fiscal year	$—	$(6,373)	$—
Add for awards that are granted and vest in the same year, the fair value as of the vesting date	$5,950	$11,983	$—
Add the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value (whether positive or negative) of any awards granted in any prior fiscal year for which all applicable vesting conditions were satisfied at the end of or during the covered fiscal year	$—	$—	$—
Deduction for any awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered fiscal year, the amount equal to the fair value at the end of the prior fiscal year	$—	$—	$—
Add the dollar value of any dividends or other earnings paid on stock or option awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year	$—	$3,610	$—
Total Adjustments	$(56,581)	$9,220	$—
CAP to the other Non-PEO Named Executives	$1,039,072	$295,339	$—

Total Shareholder Return Amount	$ 59.39	62.73	127.88
Net Income (Loss)	$ 6,308,380	(39,570,938)	15,899,153
PEO Name	John L. Villano
Additional 402(v) Disclosure	Compensation actually paid (“CAP”) is defined by the SEC and is computed in accordance with Item 402(v) of Regulation S-K as follows: The amounts reported represent the measurement period value of an investment of $100 in our Common Shares on December 30, 2022 (the last trading day of the 2022 fiscal year), and then valued again on December 29, 2023 (the last trading day of the 2023 fiscal year); December 31, 2024; and December 31, 2025 based on the closing price per share of our Common Shares as of such dates and assuming the reinvestment of dividends.
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (69,608)	(841,336)	174,572
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(125,000)	(506,712)	(506,544)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	117,118	151,007	489,529
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(36,642)	(286,963)	42,061
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(25,084)	(254,330)	40,814
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	55,662	108,712
PEO | Aggregate Grant Date Fair Value Of Option Award Amounts Reported n Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(56,581)	9,220	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(323,800)	0	0
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	261,269	0	0
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(6,373)	0
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,950	11,983	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	3,610	0
Non-PEO NEO | Aggregate Grant Date Fair Value Of Option Award Amounts Reported n Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0